Torray Fund
7501 Wisconsin Avenue.
Suite 750W
Bethesda, MD 20814

February 19, 2021

VIA EDGAR TRANSMISSION

Re:	Torray Fund (the “Trust”) File Nos.: 033-34411 and 811-06096

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

To whom it may concern,

Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, transmitted herewith via EDGAR please find the Preliminary Proxy Statement and Form of Proxy relating to the Special Meeting of Shareholders of the Torray Fund, a series of the Trust.

If you have any additional questions or concerns, please feel free to contact Thomas Sheehan, counsel to the Trust and its Independent Trustees.  Mr. Sheehan can be reached by e-mail at tsheehan@bernsteinshur.com or by phone at (207) 228-7165 (direct dial work) or (207) 632-0897 (mobile).  Please also address any comments on this filing to Mr. Sheehan.

Sincerely,

/s/Shawn M. Hendon

Shawn M. Hendon
President and Secretary, Torray Fund